Note 19 - Borrowings - Significant Borrowings as of Closing Date (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Significant borrowings as of closing date	$ 822,152	$ 539,007
Significant borrowings as of closing date [member] | Tamsa (Hydril and other) [member]
Statement Line Items [Line Items]
Significant borrowings as of closing date	621,000
Significant borrowings as of closing date [member] | SIDERCA S.A.I.C. and subsidiaries [member]
Statement Line Items [Line Items]
Significant borrowings as of closing date	$ 60,000